Income Taxes - Summary of Reconciliation Between Income Tax Benefit and the Product of Accounting Loss Before Income Tax Multiplied by the Group's Applicable Income Tax Rate (Parenthetical) (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income tax rate	30.00%	27.50%